VANECK VIDEO GAMING AND ESPORTS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.9%
Australia : 5.5%
Aristocrat Leisure Ltd. 307,418 $ 13,036,068
Underline
China : 21.2%
China Ruyi Holdings Ltd.
(HKD) * † 24,532,000 4,669,803
Kingsoft Corp. Ltd. (HKD) 2,114,400 6,022,922
NetEase, Inc. (ADR) 148,077 18,974,587
Tencent Holdings Ltd. (HKD) 306,800 16,931,731
XD, Inc. (HKD) * † 690,600 3,941,078
50,540,121
France : 1.6%
Vivendi SE 1,558,088 3,850,751
Underline
Japan : 22.7%
Bandai Namco Holdings, Inc. 450,400 10,445,258
Capcom Co. Ltd. † 571,200 10,511,958
Konami Group Corp. 86,500 9,479,888
Nexon Co. Ltd. 386,200 5,134,839
Nintendo Co. Ltd. 362,100 15,229,238
Square Enix Holdings Co.
Ltd. † 223,800 3,325,615
54,126,796
Poland : 3.9%
CD Projekt SA * 158,160 9,450,519
Underline
South Korea : 6.7%
Krafton, Inc. 60,929 9,342,889
NC Corp. 26,871 4,502,594
Pearl Abyss Corp. * 91,132 2,129,335
15,974,818
Number
of Shares Value
Sweden : 1.1%
Modern Times Group MTG
AB * 206,407 $ 2,610,653
Underline
Taiwan : 7.9%
International Games System
Co. Ltd. 416,000 10,361,355
Micro-Star International Co.
Ltd. 1,838,000 8,496,379
18,857,734
United States : 29.3%
Electronic Arts, Inc. 74,319 15,238,368
GameStop Corp. * 466,323 10,296,412
Roblox Corp. * 307,911 16,744,200
Take-Two Interactive
Software, Inc. * 66,236 16,557,675
Unity Software, Inc. * 392,159 11,207,904
70,044,559
Total Common Stocks
(Cost: $264,483,607) 238,492,019
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.5%
Money Market Fund: 0.5%
(Cost: $1,217,199)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.65%(a) 1,217,199 1,217,199
Total Investments: 100.4%
(Cost: $265,700,806) 239,709,218
Liabilities in excess of other assets: (0.4)% (957,963)
NET ASSETS: 100.0% $ 238,751,255
Definitions:
ADR American Depositary Receipt
HKD Hong Kong Dollar
† Security fully or partially on loan. Total market value of securities on loan is $15,705,926.
* Non-income producing
(a) The rate shown is the 7-day yield as of 06/30/26.

VANECK VIDEO GAMING AND ESPORTS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 238,492,019
Australia $ — $ 13,036,068 $ — $ 13,036,068
China 18,974,587 31,565,534 — 50,540,121
France — 3,850,751 — 3,850,751
Japan — 54,126,796 — 54,126,796
Poland — 9,450,519 — 9,450,519
South Korea 2,129,335 13,845,483 — 15,974,818
Sweden — 2,610,653 — 2,610,653
Taiwan — 18,857,734 — 18,857,734
United States 70,044,559 — — 70,044,559
Money Market Fund 1,217,199 — — 1,217,199
Total Investments $ 92,365,680 $ 147,343,538 $ — $ 239,709,218